Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 1	$ 5,264	$ 5,299,576	$ (5,912,211)	$ (607,370)
Balance, shares at Dec. 31, 2017	1,334	5,263,569
Stock subscriptions			500,000		500,000
Warrants on stock subscriptions			(83,334)		(83,334)
Common issued to settle debt		$ 1,333	48,667		50,000
Common issued to settle debt, shares		1,333,333
Stock-based compensation			585,886		$ 585,886
Stock-based compensation, shares					307,021
Acquisition of ARALOCTM		$ 219	899,781		$ 900,000
Acquisition of ARALOCTM, shares		219,379
Acquisition of ClassiDocs™			1,200,000		1,200,000
Acquisition of ClassiDocs™, shares
Share exchange with related party for Data443			1,220,000		1,220,000
Distribution to shareholder			$ (1,388,545)		$ (1,388,545)
Common issuable to consultants			407,322		407,322
Net income loss				$ (15,091,333)	$ (15,091,333)
Balance at Dec. 31, 2018	$ 1	$ 6,816	8,689,353	(21,003,544)	(12,307,374)
Balance, shares at Dec. 31, 2018	1,334	6,816,281
Settlement of stock subscriptions		$ 336	(336)
Settlement of stock subscriptions, shares		336,020
Stock subscriptions			439,999		439,999
Warrants on stock subscriptions			83,334		83,334
Common issued to settle debt		$ 2,237	3,202,763		3,205,000
Common issued to settle debt, shares		2,236,678
Stock-based compensation			774,049		774,049
Conversion of convertible debt		$ 558	499,442		500,000
Conversion of convertible debt, shares		557,942
Stock issuable for purchase of intangibles			1,350,000		1,350,000
Net income loss				4,027,330	4,027,330
Balance at Sep. 30, 2019	$ 1	$ 9,947	15,038,604	(16,976,214)	(1,927,662)
Balance, shares at Sep. 30, 2019	1,334	9,946,921
Balance at Dec. 31, 2018	$ 1	$ 6,816	8,689,353	(21,003,544)	(12,307,374)
Balance, shares at Dec. 31, 2018	1,334	6,816,281
Settlement of stock subscriptions		$ 336	(336)
Settlement of stock subscriptions, shares		336,020
Stock subscriptions			440,000		440,000
Warrants on stock subscriptions			83,334		83,334
Common issued to settle debt		$ 2,000	3,203,000		3,205,000
Common issued to settle debt, shares		2,000,000
Stock-based compensation			869,960		$ 869,960
Stock-based compensation, shares					295,810
Stock issued for purchase of asset			1,350,000		$ 1,350,000
Share exchange with related party for Data443			70,000		70,000
Issuance of restricted stock		$ 237	(237)
Issuance of restricted stock, shares		236,681
Issuance of common stock		$ 558	499,442		500,000
Issuance of common stock, shares		557,942
Adjustment of reverse stock split		$ 1,745	(1,745)
Adjustment of reverse stock split, shares		1,745,141
Cancellation of share due to settlement of lawsuit		$ (2,000)	2,000
Cancellation of share due to settlement of lawsuit, shares		(2,000,000)
Net income loss				(607,371)	(607,371)
Balance at Dec. 31, 2019	$ 1	$ 9,692	15,204,771	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	9,692,065
Balance at Jun. 30, 2019	$ 1	$ 9,710	13,063,202	(13,779,813)	(706,900)
Balance, shares at Jun. 30, 2019	1,334	9,710,240
Stock subscriptions			214,999		214,999
Common issued to settle debt		$ 237	(237)
Common issued to settle debt, shares		236,681
Stock-based compensation			410,640		410,640
Stock issuable for purchase of intangibles			1,350,000		1,350,000
Net income loss				(3,196,401)	(3,196,401)
Balance at Sep. 30, 2019	$ 1	$ 9,947	15,038,604	(16,976,214)	(1,927,662)
Balance, shares at Sep. 30, 2019	1,334	9,946,921
Balance at Dec. 31, 2019	$ 1	$ 9,692	15,204,771	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	9,692,065
Settlement of stock subscriptions	$ 144	$ 1,496	(1,640)
Settlement of stock subscriptions, shares	144,000	1,496,516
Preferred stock issued for service	$ 5		158,639		158,644
Preferred stock issued for service, shares	4,666
Stock-based compensation		$ 12,435	461,501		$ 473,936
Stock-based compensation, shares		12,435,000			11,032,732
Common stock issued for conversion of debt		$ 556,588	11,955,537		$ 12,512,125
Common stock issued for conversion of debt, shares		556,587,683
Common stock issued for exercised cashless warrant		$ 25,300	(25,300)
Common stock issued for exercised cashless warrant, shares		25,300,000			6
Resolution of derivative liability upon exercise of warrant			300,387		$ 300,387
Stock issuable for purchase of intangibles		$ 2,466	(2,466)
Stock issuable for purchase of intangibles, shares		2,465,754
Acquisition of ARALOCTM, shares		2,465,754
Issuance of common stock, shares		11,935,000
Net income loss				(14,254,335)	(14,254,335)
Balance at Sep. 30, 2020	$ 150	$ 607,977	28,051,429	(35,865,250)	(7,205,694)
Balance, shares at Sep. 30, 2020	150,000	607,977,018
Balance at Jun. 30, 2020	$ 1	$ 160,108	20,082,520	(34,365,110)	(14,122,481)
Balance, shares at Jun. 30, 2020	1,334	160,108,545
Settlement of stock subscriptions	$ 144		(144)
Settlement of stock subscriptions, shares	144,000
Preferred stock issued for service	$ 5		158,639		158,644
Preferred stock issued for service, shares	4,666
Stock-based compensation			(225,070)		(225,070)
Common stock issued for conversion of debt		$ 422,569	7,760,397		8,182,966
Common stock issued for conversion of debt, shares		422,568,473
Common stock issued for exercised cashless warrant		$ 25,300	(25,300)
Common stock issued for exercised cashless warrant, shares		25,300,000
Resolution of derivative liability upon exercise of warrant			300,387		300,387
Net income loss				(1,500,140)	(1,500,140)
Balance at Sep. 30, 2020	$ 150	$ 607,977	$ 28,051,429	$ (35,865,250)	$ (7,205,694)
Balance, shares at Sep. 30, 2020	150,000	607,977,018